Intangible Assets - Summary of The Goodwill Allocation At Segment Level (Detail) - SGD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		$ 347,831	$ 362,448		$ 123,277
e Property Track [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		3,586	3,586
MyProperty Data Sdn Bhd [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		2,032	2,149
Ensign [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		0	5,099	[1]
Singapore Marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		486
Vietnam marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		112,080	115,817
Malaysia marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	[2]	214,614	225,908
Thailand marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	[3]	11,671	9,889
Indonesia Marketplace [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		599	0
SendTech Pte. Ltd [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		$ 2,763	$ 0

[1]	In 2022, the award business has become an intrinsic part of the local developer product mix and are allocated to Marketplace country CGUs on a revenue share basis.
[2]	Comprise of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and PropertyGuru Malaysia International (Malaysia) Sdn Bhd.
[3]	Comprise of Kid Ruang Yu Co., Ltd., Prakard IPP Co., Ltd., iProperty (Thailand) Co., Ltd., and AllProperty Media Co., Ltd. (Head Office)